Fair Value Measurements - Schedule of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Government bonds included within short-term investments	$ 0	$ 28,968
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other current assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities
Fair Value, Recurring
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Government bonds included within short-term investments		28,968
Derivative financial instruments included in prepaid expenses and other current assets	$ 826	308
Total financial assets	826	29,276
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities		462
Total financial liabilities		462
Fair Value, Recurring | Fair Value, Inputs, Level 1
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Government bonds included within short-term investments		0
Derivative financial instruments included in prepaid expenses and other current assets	0	0
Total financial assets	0	0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities		0
Total financial liabilities		0
Fair Value, Recurring | Fair Value, Inputs, Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Government bonds included within short-term investments		28,968
Derivative financial instruments included in prepaid expenses and other current assets	826	308
Total financial assets	826	29,276
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities		462
Total financial liabilities		462
Fair Value, Recurring | Fair Value, Inputs, Level 3
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Government bonds included within short-term investments		0
Derivative financial instruments included in prepaid expenses and other current assets	0	0
Total financial assets	$ 0	0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities		0
Total financial liabilities		$ 0